Employee Benefit Expenses	12 Months Ended
Dec. 31, 2024
Employee Benefit Expenses [Abstract]
Employee benefit expenses

Note 30. Employee benefit expenses

The amount of employee benefit expenses incurred by each significant category is as follows:

	Year ended December 31,
	2024	2023	2022
Wages and salaries	1,393,206	1,396,589	1,284,582
Contributions to the social security system	50,010	47,820	45,453
Other short-term employee benefits	57,471	59,418	54,695
Total short-term employee benefit expenses	1,500,687	1,503,827	1,384,730

Post-employment benefit expenses, defined contribution plans	140,484	125,235	127,618
Post-employment benefit expenses, defined benefit plans	437	2,045	16,472
Total post-employment benefit expenses	140,921	127,280	144,090

Termination benefit expenses	14,425	13,349	14,506
Other personnel expenses	31,333	35,399	34,667
Other long-term employee benefits	(155)	161	(82)
Total employee benefit expenses	1,687,211	1,680,016	1,577,911

The cost of employee benefit include in cost of sales is shown in Note 11.2.